DISCONTINUED OPERATIONS (Tables)	6 Months Ended	12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013
DISCONTINUED OPERATIONS
Result of Operations of Discontinued Operations
	Three Months Ended		Six Months Ended
	August 4, 2013	July 29, 2012	August 4, 2013	July 29, 2012
Net sales	$—	$—	$—	$127
Gain on sale of discontinued operations	—	—	—	9
Income (loss) before provision for income taxes	—	—	—	16
Provision for income taxes	—	—	—	—
Income (loss) from discontinued operations, net of tax	$—	$—	$—	$16

The following tables provide additional detail related to the results of operations of the discontinued operations (amounts in millions):

	Fiscal 2012	Fiscal 2011	Fiscal 2010
Net sales	$127	$969	$1,028
Gain on sales of discontinued operations	12	9	—
Income (loss) before provision for income taxes	20	20	(6)
Provision for income taxes	—	—	—

Income (loss) from discontinued operations, net of tax	$20	$20	$(6)